Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense
Stock-based compensation expense	$ 1,114,656	$ 101,040
Cost of Revenue
Stock-based compensation expense
Stock-based compensation expense	19,876	2,924
Research and Development
Stock-based compensation expense
Stock-based compensation expense	414,322	36,961
General and Administrative
Stock-based compensation expense
Stock-based compensation expense	$ 680,458	$ 61,155